Debt (AerFunding revolving credit facility and credit agreement) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Term loan | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term	32 months
Charitable Trust | AerFunding
Debt Instrument [Line Items]
Ownership percentage		95.00%
AerCap Ireland | AerFunding
Debt Instrument [Line Items]
Ownership percentage		5.00%